Income Taxes - Additional Information (Detail) - USD ($) $ in Millions	9 Months Ended		12 Months Ended
	Sep. 25, 2022	Sep. 26, 2021	Dec. 31, 2019
Income Tax Disclosure [Abstract]
Effective tax rate	0.28%	0.11%
Limitation of income tax benefit recognized			$ 1.5